UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           -----------------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           -----------------------------------------------------

Form  13F  File  Number:  28-7320
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              08/03/2001
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            41
                                              ------------

Form  13F  Information  Table  Value  Total:  $199,407,352
                                              ------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 14566829  171314          Sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103 13374953  274358          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102   11550280  366792          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   9814508  197475          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  9746597  333217          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  9601652  353652          Sole    none        x      0    0
AMERICAN HOME PRODS CORP       COMMON           26609107   9534831  162295          Sole    none        x      0    0
MBIA INC.                      COMMON           55262C100  8591201  154296          Sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  8328751  130320          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  8077683  182753          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  7855970  160983          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  7486806  102195          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  6993520  152000          Sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  6626931  113728          Sole    none        x      0    0
PFIZER                         COMMON           717081103  6478088  161750          Sole    none        x      0    0
PHILIP MORRIS COS INC          COMMON           718154107  6200635  122180          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  5352125  113875          Sole    none        x      0    0
HEWLETT PACKARD CO.            COMMON           428236103  5213980  182307          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  5079340   69580          Sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  4895134   92975          Sole    none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  4390327  151967          Sole    none        x      0    0
SARA LEE CORP                  COMMON           803111103  4134299  218284          Sole    none        x      0    0
CORNING INC.                   COMMON           219350105  3886997  232615          Sole    none        x      0    0
AOL TIME WARNER                COMMON           55622104   3849125   72625          Sole    none        x      0    0
CSCO                           COMMON           17275R102  3653650  200750          Sole    none        x      0    0
EMC                            COMMON           268648102  3324263  113650          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  2873715   88422          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1681837   19254          Sole    none        x      0    0
WORLDCOM                       COMMON           55268B106  1268188   89309          Sole    none        x      0    0
LUCENT                         COMMON           549463107   744958  119961          Sole    none        x      0    0
MORGAN J P & CO INC            COMMON           616880100   699150   15676          Sole    none        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    624600       9          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107    499774    5879          Sole    none        x      0    0
KEY CORP                       COMMON           493267108   415237   15940          Sole    none        x      0    0
M&T                            COMMON           55261F104   369195    4890          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   355500    7900          Sole    none        x      0    0
GENERAL MLS INC                COMMON           370334104   336230    7680          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   256600    5132          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   249314    8600          Sole    none        x      0    0
BP PLC                         COMMON           55622104    216199    4337          Sole    none        x      0    0
SCHERING PLOUGH                COMMON           806605101   208380    5750          Sole    none        x      0    0


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